Offerings	Nov. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Primary Offering - Common stock, par value $0.0001 per share
Amount Registered | shares	8,117,599
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 93,352,388.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,891.96
Offering Note	Note 1.a Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the registrant that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of the registrant's common stock, as applicable. Note 1.b Consists of 8,117,599 shares of common stock issuable by the registrant upon the exercise of Private Placement Warrants, currently exercisable at $11.50 per share. Note 1.c Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants ($11.50).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Primary Offering - Common stock, par value $0.0001 per share
Amount Registered | shares	10,658,520
Proposed Maximum Offering Price per Unit	2.24
Maximum Aggregate Offering Price	$ 23,875,084.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,297.15
Offering Note	See Offering Note 1.a Note 2.a Consists of 10,658,520 shares of common stock issuable by the registrant upon the exercise of Legacy Terrestrial Warrants, currently exercisable at an exercise price of $2.24 per share. Note 2.b Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants ($2.24).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Secondary Offering - Common stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	9.22
Maximum Aggregate Offering Price	$ 46,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,366.41
Offering Note	See Offering Note 1.a Note 3.a Represents 5,000,000 shares of common stock issued to the PIPE Investors pursuant to the PIPE Subscription Agreements. Note 3.b Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the average of the high and the low prices of the common stock as reported on The Nasdaq Stock Market on November 24, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Secondary Offering - Common stock, par value $0.0001 per share
Amount Registered | shares	6,850,000
Proposed Maximum Offering Price per Unit	9.22
Maximum Aggregate Offering Price	$ 63,157,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,721.98
Offering Note	See Offering Notes 1.a, and 3.b Note 4.a Represents shares of Common Stock issuable to the Selling Securityholders consisting of 6,850,000 shares of common stock issuable by the registrant upon the exercise of Private Placement Warrants issued to the Sponsor in connection with the IPO.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Secondary Offering - Common stock, par value $0.0001 per share
Amount Registered | shares	1,267,599
Proposed Maximum Offering Price per Unit	14.49
Maximum Aggregate Offering Price	$ 18,367,509.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,536.55
Offering Note	See Offering Note 1.a Note 5.a Represents shares of Common Stock issuable to the Selling Securityholders consisting of 1,267,599 shares of common stock issuable by the registrant upon the exercise of Private Placement Warrants issued to an affiliate of the Sponsor in connection with the conversion of outstanding Working Capital Loans. Note 5.b The resale of the Private Placement Warrants and the shares of Common Stock of the registrant issuable upon exercise of the Private Placement Warrants are being simultaneously registered hereunder. No separate registration fee is required pursuant to Rule 457(g) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to such Private Placement Warrants has been allocated to the shares of Common Stock underlying such Private Placement Warrants and those shares of Common Stock are included in the registration fee as calculated herein, n the basis of the exercise price of the Private Placement Warrants of $11.50 per share plus the average of the high and low sales prices of the Warrants as reported on the Nasdaq Stock Market on November 24, 2025
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering - Private Placement Warrants, each exercisable for one share of common stock at an exercise price of $11.50
Amount Registered | shares	1,267,599
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a, and 5b. Note 6.a Represents 1,267,599 Private Placement Warrants issued to an affiliate of the Sponsor in connection with the conversion of outstanding Working Capital Loans.